[EATON VANCE(R)LOGO]

[PHOTO]

ANNUAL REPORT OCTOBER 31, 2002

[PHOTO]

EATON VANCE
TAX-MANAGED
SMALL-CAP
VALUE
FUND

[PHOTO]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002 LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President


We are pleased to welcome shareholders of Eaton Vance Tax-Managed Small-Cap Value Fund with this first annual report.

The Fund's Class A shares had a total return of -11.40% during the period from inception on March 4, 2002 through October 31, 2002. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on March 4, 2002 to $8.86 on October 31, 2002.(1)

Class B shares had a total return of -11.80% for the same period, the result of a decrease in NAV from $10.00 on March 4, 2002 to $8.82 on October 31, 2002.(1)

Class C shares had a total return of -11.80% for the same period, the result of a decrease in NAV from $10.00 on March 4, 2002 to $8.82 on October 31, 2002.(1)

By comparison, the S&P SmallCap 600 Index - a widely recognized, unmanaged index of small capitalization stocks - had a total return of -15.29% for the same period.(2)

2002 HAS BEEN YET ANOTHER CHALLENGING YEAR FOR THE EQUITY MARKETS...

The U.S. stock market has remained on the defensive in 2002. The third quarter marked the worst quarterly performance since the market crash in the fourth quarter of 1987, reflecting an uncertain economic outlook. While businesses have been slow to renew their capital spending, consumers have taken advantage of auto sales incentives and dramatically lower mortgage rates. However, even the prodigious buying power of the U.S. consumer has its limits, and while the nation has climbed out of recession, a full-scale recovery has remained elusive.

TAX-MANAGED SMALL-CAP VALUE FUND PROVIDES CRITICAL DIVERSIFICATION, AS WELL AS A TAX-MINDED STRATEGY...

In a volatile market climate, we believe that a diversified investment approach is a major key to managing risk. Small-cap value stocks provide exposure to companies with lower price-earning multiples and the ability to respond quickly to changing economic trends. Moreover, smaller stocks can add balance to the large-cap, higher-multiple stocks in an investor's portfolio.

In addition, the Fund pursues a variety of tax-managed strategies designed to avoid taxable distributions. This tax-managed approach allows investors to participate more fully in the growth of small companies, while helping to avoid the tax events that can dramatically reduce returns over time. We believe that combining a time-tested value-oriented investment discipline with tax-minded management can produce solid long-term returns. In the pages that follow, George Pierides, of Fox Asset Management, discusses the Fund's initial months of operation and looks to the coming year.



               Sincerely,



               /s/ Thomas E. Faust Jr.


               Thomas E. Faust Jr.
               President
               December 12, 2002

FUND INFORMATION
AS OF OCTOBER 31, 2002

PERFORMANCE(3)            CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+              -11.40%     -11.80%     -11.80%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
Life of Fund+              -16.49%     -16.21%     -12.68%

+Inception dates: Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

TEN LARGEST HOLDINGS(4)
-----------------------------------------
Questar Corp.                        3.6%
Teleflex, Inc.                       3.6
Church & Dwight Co., Inc.            3.6
Outback Steakhouse, Inc.             3.5
Arkansas Best Corp.                  3.5
Bel Fuse, Inc.                       3.2
Lafarge North America, Inc.          3.1
Protective Life Corp.                3.1
Piedmont Natural Gas Co., Inc.       3.0
XTO Energy, Inc.                     2.8

(1) This return does not include the Fund's maximum 5.75% sales charge on Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2)  It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return for Class A shares reflects the Fund's maximum 5.75% sales charge. SEC return for Class B shares reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects 1% CDSC imposed in first year.

(4) Ten Largest Holdings represent 33.0% of the portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31,2002 MANAGEMENT DISCUSSION

[PHOTO OF GEORGE C. PIERIDES]

George C. Pierides
Portfolio Manager

AN INTERVIEW WITH GEORGE C. PIERIDES, MANAGING DIRECTOR, FOX ASSET MANAGEMENT, PORTFOLIO MANAGER OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO

Q: GEORGE, 2002 HAS BEEN A MOST CHALLENGING YEAR FOR INVESTORS. HOW WOULD YOU CHARACTERIZE THE SMALL-CAP SEGMENT OF THE MARKET?

A: This has been a very difficult year, as the bear market, which appeared to be ending in late 2001, returned with a vengeance in the second and third quarters. The equity markets have reflected increasing investor nervousness over a wide range of concerns, including the sluggish economy, disappointing corporate earnings, disclosure of still more corporate malfeasance, a worsening financial crisis in Latin America and continuing concerns over the war on terrorism.

     The small-cap universe - including the stocks held by the Portfolio - has not been immune to the downdraft. It is noteworthy, however, that small-cap stocks have outperformed large-cap stocks in recent years. The third quarter of 2002 marked just the third quarterly underperformance for small-cap stocks over the past 3 years. Interestingly, VALUE stocks have registered smaller losses than the small-cap universe in general. While we are never satisfied with negative returns, we have taken some solace in our ability to limit our losses in this difficult climate.

Q: THE FUND OUTPERFORMED ITS BENCHMARK IN ITS INITIAL MONTHS OF OPERATION. HOW HAVE YOU POSITIONED THE PORTFOLIO?

A: In a challenging environment such as this, stockpicking becomes paramount. Consumer-oriented stocks have generally performed better than cyclicals in recent months, reflecting the relative strength of the American consumer compared to the lingering weakness of business investment. Consistent with that theme, the Portfolio has featured a relatively large exposure to the consumer in its initial months of operation. Areas such as medical services, restaurants and household products were prominent among the Portfolio's largest holdings. Many of these companies have defensive characteristics that have held up well in a slow economic climate. The Portfolio also had an exposure to selected cyclical companies that we believe have strong underlying assets or may be poised to recover from depressed valuations.



Q:   COULD YOU DESCRIBE SOME OF THE PORTFOLIO'S INVESTMENTS?

A: Yes. Questar, Corp. was the Portfolio's largest holding at October 31st and is an example of a company with exceptional underlying assets. As an integrated natural gas company, Questar is able to balance its participation in the higher-

FIVE LARGEST INDUSTRY WEIGHTINGS(1)
-----------------------------------
Medical Services/Supplies           11.9%
Energy/Non-Oil                      10.8%
Industrial Products                  6.3%
Resturant                            6.1%
Household Products                   5.5%

(1) Because the Fund is actively managed, industry weightings are subject to change.

     growth exploration and production business with the stability of the regulated transmission and distribution business. The company's activities focus mainly in the Rocky Mountains, western Canada and the Gulf Coast.

     While Questar has felt the impact of falling gas prices in recent months, the company has benefited from increased production in some of its lower-risk development-drilling programs, for an overall 20% production increase over last year. Questar has also dramatically improved its balance sheet, paring debt by around $200 million this year alone.

     Another large holding was Teleflex, Inc., a manufacturer of precision-engineered instruments and controls. The company makes sophisticated products for a broad range of applications, including the automotive, marine, aerospace and medical fields. Teleflex has continued to invest in product development, seeking to create new markets for its products. The company has worked diligently to control costs and improve margins, consolidating production facilities. Teleflex saw revenues rise 9% in the first nine months of 2002, as impressive gains in its Medical and Commercial segments offset volume declines in the Aerospace area.



Q: YOU INDICATED THAT THE PORTFOLIO HAD SOME DEFENSIVE, CONSUMER-RELATED COMPANIES. WHAT CONSUMER COMPANIES DID YOU EMPHASIZE?

A: Church & Dwight Co., Inc. a household products company that has achieved impressive earnings growth, even in a slow economy. The company grew earnings 15% in the third quarter of 2002. The company manufactures a wide range of household and personal care products under the popular Arm & Hammer brand. Church & Dwight is a good example of successful brand extension - having transfered its popular brand from its original sodium bicarbonate product - baking soda - to products such as cleansers, deodorizers, dental care, detergents, pet care products, air fresheners and fabric softeners. In addition to its Arm & Hammer line, other marquee products include Brillo Pads, and Arrid Anti-Perspirant, which it acquired in 2001 from Carter-Wallace.

     Another consumer-related holding, Outback Steakhouse, Inc., operates around 900 casual dining restaurants in the U.S. and abroad. In addition to its flagship Outback Steakhouse chain, the company has added an Italian food chain, as well as seafood and Hawaiian concepts through acquisitions in recent years. Outback has enjoyed rising same-store sales in recent months. The company has locked in favorable pricing for its major food commodities, which should help contain costs going forward. Net income rose 41% in the third quarter 2002 on the strength of an impressive 11% revenue growth.

Q: THE PORTFOLIO ALSO INCLUDED SOME CYCLICAL STOCKS AMONG ITS LARGEST HOLDINGS. WHAT KIND OF COMPANIES DID YOU FIND ATTRACTIVE AMONG THE CYCLICAL SECTORS?

A: Even in a recession, some cyclical companies are able to implement their business plan successfully. For example, Arkansas Best Corp. is a leading participant in the long-haul trucking business through its ABF Freight System subsidiary, focusing on the less-than-truckload (LTL) segment. LTL carriers pick up small shipments, consolidate them at a local terminal with other shipments with a similar destination and then deliver them to local carriers at a terminal near their final destination.

     While a weak economy has clearly impacted the trucking industry, Arkansas Best has instituted strict cost controls and maintained fairly good profitability. In a key strategic move, the company sold its lower-margin
     G. I. Trucking in 2001 and has used the proceeds to retire debt, thus improving its balance sheet. The company is increasingly benefiting from the growth in its higher-margin, two-day express service. We believe the company should be well-positioned when the economy gathers momentum.

Q: WHAT WOULD YOU SAY TO INVESTORS WHO ARE DISCOURAGED BY THE CURRENT INVESTMENT CLIMATE?

A: The market volatility of the past three years has understandably unnerved many investors. But I believe it's extremely important to maintain perspective, especially in periods of market extremes. History has shown that market bubbles - such as the one we experienced during the 1990s - are typically followed by severe, and sometimes prolonged, bear markets. Market excesses are rarely resolved quickly or painlessly, as the current market environment will attest. That was true of the bear market in the 1930s, following the market mania of the 1920s, and of the 1973-82 bear market that followed the "Nifty Fifty" peak in 1973.

     Today, we have low inflation, the lowest interest rates in 40 years, world-leading technology, continuing gains in productivity and an economy that is emerging, albeit at a frustratingly slow pace, from recession. Current valuations have become more attractive in most sectors, and, as earnings improve over time, stock prices are likely to follow suit.

Q:  GEORGE, WHAT IS YOUR OUTLOOK FOR SMALL-CAP VALUE STOCKS IN THE COMING YEAR?

A: Several factors appear favorable for small-cap stocks, in general, and for value stocks, in particular. First, the more nimble nature of small companies gives them the potential for rapid earnings growth, as economic conditions improve. Second, these companies tend to have lower relative debt levels, which has insulated them from many of the creative accounting issues that have plagued many debt-laden larger companies in recent years. Finally, although the valuation gap has narrowed somewhat in recent years, small-cap stocks continue to trade at a discount relative to large-cap stocks.

     We believe that recent government actions to address corporate governance issues should help improve investor psychology. Together with historically low interest rates and modest signs of improvement in the economy, we believe that could bode well for stock prices in the coming year.

[SIDENOTE]

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002
PERFORMANCE

COMPARSION OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND CLASS A VS. THE S&P SMALL CAP 600 INDEX*
MARCH 31, 2002 - OCTOBER 31, 2002

              EATON VANCE               EATON VANCE TAX-MANAGED            S&P SMALLCAP
         TAX-MANAGED SMALL-CAP            SMALL-CAP VALUE FUND                  600
 DATE     VALUE FUND CLASS A          INCLUDING MAXIMUM SALES CHARGE           INDEX
 3/02           10,000                           10,000                        10,000
 4/02           10,197                            9,611                        10,283
 5/02           10,103                            9,522                         9,857
 6/02            9,728                            9,168                         9,347
 7/02            8,535                            8,044                         8,027
 8/02            8,620                            8,124                         8,103
 9/02            8,197                            7,726                         7,607
10/02            8,319                            7,841                         7,851

COMPARSION OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND CLASS B VS. THE S&P SMALL CAP 600 INDEX* MARCH 31, 2002 - OCTOBER 31, 2002

              EATON VANCE           S&P SMALLCAP
         TAX-MANAGED SMALL-CAP          600
 DATE     VALUE FUND CLASS B           INDEX
 3/02          10,000                  10,000
 4/02          10,188                  10,283
 5/02          10,094                   9,857
 6/02           9,709                   9,347
 7/02           8,516                   8,027
 8/02           8,592                   8,103
 9/02           8,160                   7,607
10/02           8,282                   7,851
              ($7,868, incl.
              applicable sales
              charge)

COMPARSION OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND CLASS C VS. THE S&P SMALL CAP 600 INDEX* MARCH 31, 2002 - OCTOBER 31, 2002

                 EATON VANCE          S&P SMALLCAP
            TAX-MANAGED SMALL-CAP          600
 DATE        VALUE FUND CLASS C           INDEX
 3/02             10,000                  10,000
 4/02             10,197                  10,283
 5/02             10,094                   9,857
 6/02              9,718                   9,347
 7/02              8,515                   8,027
 8/02              8,600                   8,103
 9/02              8,167                   7,607
10/02              8,289                   7,851
                 ($8,207, incl.
                 applicable sales
                 charge)

PERFORMANCE**             CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
Life of Fund+              -11.40%     -11.80%     -11.80%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
Life of Fund+              -16.49%     -16.21%     -12.68%

+Inception dates: Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

* Sources: Thomson Financial; Lipper, Inc. Investment operations commenced 3/4/02. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

     The chart compares the Fund's total return with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return for Class A reflects the Fund's maximum 5.75% sales charge. SEC return for Class B shares reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects 1% CDSC imposed in first year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. After-tax returns are not presented because the Fund has less than one year of operations.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
-----------------------------------------------------
Investment in Tax-Managed Small-Cap
   Value Portfolio, at value
   (identified cost, $8,418,698)          $ 7,229,990
Receivable for Fund shares sold                18,635
Receivable from affiliate                      87,268
Prepaid expenses                               18,957
-----------------------------------------------------
TOTAL ASSETS                              $ 7,354,850
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    38,172
Payable to affiliate for distribution
   and service fees                             1,458
Payable to affiliate for Trustees' fees           165
Accrued expenses                               24,440
-----------------------------------------------------
TOTAL LIABILITIES                         $    64,235
-----------------------------------------------------
NET ASSETS                                $ 7,290,615
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $ 8,519,031
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                           (39,708)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (1,188,708)
-----------------------------------------------------
TOTAL                                     $ 7,290,615
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 3,105,378
SHARES OUTSTANDING                            350,628
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.86
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $8.86)       $      9.40
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 2,323,057
SHARES OUTSTANDING                            263,413
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.82
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 1,862,180
SHARES OUTSTANDING                            211,181
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.82
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2002(1)
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio        $    29,087
Interest allocated from Portfolio               4,310
Expenses allocated from Portfolio             (59,399)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (26,002)
-----------------------------------------------------
Expenses
-----------------------------------------------------
Administration fee                        $     4,913
Trustees' fees and expenses                       165
Distribution and service fees
   Class A                                      3,330
   Class B                                     10,856
   Class C                                      8,595
Registration fees                              39,024
Legal and accounting services                  15,246
Printing and postage                            5,994
Custodian fee                                   5,383
Transfer and dividend disbursing agent
   fees                                         3,841
Miscellaneous                                   2,460
-----------------------------------------------------
TOTAL EXPENSES                            $    99,807
-----------------------------------------------------
Deduct --
   Reimbursement of Fund expenses by
      affiliate                           $    87,268
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    87,268
-----------------------------------------------------

NET EXPENSES                              $    12,539
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (38,541)
-----------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   (39,708)
-----------------------------------------------------
NET REALIZED LOSS                         $   (39,708)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,188,708)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,188,708)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,228,416)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,266,957)
-----------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002(1)
-----------------------------------------------------------------
From operations --
   Net investment loss                    $               (38,541)
   Net realized loss                                      (39,708)
   Net change in unrealized appreciation
      (depreciation)                                   (1,188,708)
-----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $            (1,266,957)
-----------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $             4,205,443
      Class B                                           3,570,446
      Class C                                           2,428,136
   Cost of shares redeemed
      Class A                                            (633,644)
      Class B                                            (779,516)
      Class C                                            (233,293)
-----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $             8,557,572
-----------------------------------------------------------------

NET INCREASE IN NET ASSETS                $             7,290,615
-----------------------------------------------------------------
Net Assets
-----------------------------------------------------------------
At beginning of period                    $                    --
-----------------------------------------------------------------
AT END OF PERIOD                          $             7,290,615
-----------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.046)
Net realized and unrealized
   loss                                    (1.094)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.140)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.860
---------------------------------------------------------

TOTAL RETURN(3)                            (11.40)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 3,105
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           1.75%(5)
   Net investment loss                      (0.74)%(5)
Portfolio Turnover of the
   Portfolio                                    5%
---------------------------------------------------------
+  The operating expenses of the Fund reflect a
   reimbursement of expenses by the Administrator. Had
   such action not been taken, the ratios and net
   investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               4.41%(5)
   Net investment loss                      (3.40)%(5)
Net investment loss per share             $(0.211)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS B
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.091)
Net realized and unrealized
   loss                                    (1.089)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.180)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.820
---------------------------------------------------------

TOTAL RETURN(3)                            (11.80)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 2,323
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           2.50%(5)
   Net investment loss                      (1.47)%(5)
Portfolio Turnover of the
   Portfolio                                    5%
---------------------------------------------------------
+  The operating expenses of the Fund reflect a
   reimbursement of expenses by the Administrator. Had
   such action not been taken, the ratios and net
   investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               5.16%(5)
   Net investment loss                      (4.13)%(5)
Net investment loss per share             $(0.256)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS C
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.092)
Net realized and unrealized
   loss                                    (1.088)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.180)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.820
---------------------------------------------------------

TOTAL RETURN(3)                            (11.80)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 1,862
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           2.50%(5)
   Net investment loss                      (1.48)%(5)
Portfolio Turnover of the
   Portfolio                                    5%
---------------------------------------------------------
+  The operating expenses of the Fund reflect a
   reimbursement of expenses by the Administrator. Had
   such action not been taken, the ratios and net
   investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               5.16%(5)
   Net investment loss                      (4.15)%(5)
Net investment loss per share             $(0.258)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.7% at October 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $26,003 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on October 31, 2010.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   PERIOD ENDED
    CLASS A                                     OCTOBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                 417,251
    Redemptions                                           (66,623)
    -----------------------------------------------------------------
    NET INCREASE                                          350,628
    -----------------------------------------------------------------

                                                   PERIOD ENDED
    CLASS B                                     OCTOBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                 351,931
    Redemptions                                           (88,518)
    -----------------------------------------------------------------
    NET INCREASE                                          263,413
    -----------------------------------------------------------------

                                                   PERIOD ENDED
    CLASS C                                     OCTOBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                 237,199
    Redemptions                                           (26,018)
    -----------------------------------------------------------------
    NET INCREASE                                          211,181
    -----------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, March 4, 2002, to October 31, 2002, the administration fee amounted to $4,913. To reduce the net investment loss of the Fund, EVM was allocated $87,268 of the Fund's operating expenses for the period from the start of business, March 4, 2002 to October 31, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from the start of business, March 4, 2002 to October 31, 2002, no significant amounts have been accrued or paid.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, March 4, 2002 to October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,458 as its portion of the sales charge on sales of Class A shares for the period from the start of business, March 4, 2002, to October 31, 2002.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $8,142 and $6,446 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, March 4, 2002 to October 31, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $108,000, and $91,000 for Class B and Class C shares, respectively.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the period from the start of business, March 4, 2002 to October 31, 2002 amounted to $3,330, $2,714, and $2,149 for Class A,
   Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $3,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the period from the start of business, March 4, 2002, to October 31, 2002. EVD received no CDSC for Class A shares for the period from the start of business, March 4, 2002, to October 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $10,185,389 and $1,700,981, respectively, for the period from the start of business, March 4, 2002, to October 31, 2002.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS
TRUST AND SHAREHOLDERS OF EATON VANCE
TAX-MANAGED SMALL-CAP VALUE FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2002, and the related statements of operations, and changes in net assets and the financial highlights for the period from the start of business, March 4, 2002, to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Small-Cap Value Fund as of October 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, March 4, 2002 to October 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 93.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Auto Related -- 2.6%
----------------------------------------------------------------------
BorgWarner, Inc.                                 10,000    $   449,800
----------------------------------------------------------------------
                                                           $   449,800
----------------------------------------------------------------------
Cement -- 3.1%
----------------------------------------------------------------------
Lafarge North America, Inc.                      18,400    $   545,560
----------------------------------------------------------------------
                                                           $   545,560
----------------------------------------------------------------------
Chemical -- 2.5%
----------------------------------------------------------------------
RPM, Inc.                                        29,000    $   436,740
----------------------------------------------------------------------
                                                           $   436,740
----------------------------------------------------------------------
Computer / Communications Related -- 3.9%
----------------------------------------------------------------------
Actel Corp.(1)                                   22,000    $   356,180
Veeco Instruments, Inc.(1)                       26,000        311,480
----------------------------------------------------------------------
                                                           $   667,660
----------------------------------------------------------------------
Construction / Engineering -- 5.4%
----------------------------------------------------------------------
Granite Construction, Inc.                       19,000    $   304,380
Insituform Technologies, Inc.(1)                 16,500        262,515
International Rectifier Corp.(1)                 21,000        362,670
----------------------------------------------------------------------
                                                           $   929,565
----------------------------------------------------------------------
Electrical Equipment -- 4.1%
----------------------------------------------------------------------
Baldor Electric Co.                              16,200    $   304,722
Belden, Inc.                                     23,000        318,550
Cable Design Technologies Corp.(1)               18,100         88,690
----------------------------------------------------------------------
                                                           $   711,962
----------------------------------------------------------------------
Electronics -- 4.2%
----------------------------------------------------------------------
Bel Fuse, Inc.                                   29,000    $   550,681
Technitrol, Inc.                                 12,000        175,560
----------------------------------------------------------------------
                                                           $   726,241
----------------------------------------------------------------------
Energy / Non-Oil -- 10.8%
----------------------------------------------------------------------
Newfield Exploration Co.(1)                      13,000    $   454,870
NUI Corp.                                        22,000        273,680
Piedmont Natural Gas Co., Inc.                   14,500        518,520
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Energy / Non-Oil (continued)
----------------------------------------------------------------------
Questar Corp.                                    24,500    $   632,100
----------------------------------------------------------------------
                                                           $ 1,879,170
----------------------------------------------------------------------
Energy / Oil -- 3.9%
----------------------------------------------------------------------
Vintage Petroleum, Inc.                          19,500    $   187,200
XTO Energy, Inc.                                 20,500        493,025
----------------------------------------------------------------------
                                                           $   680,225
----------------------------------------------------------------------
Food Wholesalers / Retailers -- 4.3%
----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                     19,600    $   396,312
SUPERVALU, Inc.                                  21,000        352,800
----------------------------------------------------------------------
                                                           $   749,112
----------------------------------------------------------------------
Household Products -- 5.5%
----------------------------------------------------------------------
Church & Dwight Co., Inc.                        18,000    $   622,440
Libbey, Inc.                                     12,000        338,520
----------------------------------------------------------------------
                                                           $   960,960
----------------------------------------------------------------------
Industrial Products -- 6.3%
----------------------------------------------------------------------
CLARCOR, Inc.                                    15,000    $   463,650
Teleflex, Inc.                                   15,000        630,900
----------------------------------------------------------------------
                                                           $ 1,094,550
----------------------------------------------------------------------
Insurance -- 3.1%
----------------------------------------------------------------------
Protective Life Corp.                            19,000    $   543,020
----------------------------------------------------------------------
                                                           $   543,020
----------------------------------------------------------------------
Medical Services / Supplies -- 11.9%
----------------------------------------------------------------------
Cambrex Corp.                                    13,000    $   361,920
DENTSPLY International, Inc.                      7,000        258,440
INAMED Corp.(1)                                  15,000        399,900
MIM Corp.(1)                                     41,000        293,560
PolyMedica Corp.(1)                              17,000        477,870
West Pharmaceutical Services, Inc.               14,000        268,520
----------------------------------------------------------------------
                                                           $ 2,060,210
----------------------------------------------------------------------
Packaging -- 2.7%
----------------------------------------------------------------------
AptarGroup, Inc.                                 16,500    $   460,845
----------------------------------------------------------------------
                                                           $   460,845
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Precision Instruments -- 1.1%
----------------------------------------------------------------------
Excel Technology, Inc.(1)                        10,000    $   184,600
----------------------------------------------------------------------
                                                           $   184,600
----------------------------------------------------------------------
Restaurant -- 6.1%
----------------------------------------------------------------------
Applebee's International, Inc.                   19,000    $   452,010
Outback Steakhouse, Inc.(1)                      18,000        612,900
----------------------------------------------------------------------
                                                           $ 1,064,910
----------------------------------------------------------------------
Retailing -- 4.7%
----------------------------------------------------------------------
Claire's Stores, Inc.                            10,200    $   262,752
Footstar, Inc.(1)                                27,000        196,020
ShopKo Stores, Inc.(1)                           28,000        354,760
----------------------------------------------------------------------
                                                           $   813,532
----------------------------------------------------------------------
Toy -- 2.3%
----------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                           30,200    $   399,848
----------------------------------------------------------------------
                                                           $   399,848
----------------------------------------------------------------------
Transportation -- 4.8%
----------------------------------------------------------------------
Arkansas Best Corp.(1)                           20,000    $   599,000
Roadway Corp.                                     5,700        228,399
----------------------------------------------------------------------
                                                           $   827,399
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $18,465,183)                           $16,185,909
----------------------------------------------------------------------
Total Investments -- 93.3%
   (identified cost $18,465,183)                           $16,185,909
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 6.7%                     $ 1,154,034
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $17,339,943
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $18,465,183)         $16,185,909
Cash                                        1,937,153
Dividends and interest receivable              10,880
Prepaid expenses                                   34
-----------------------------------------------------
TOTAL ASSETS                              $18,133,976
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   769,418
Payable to affiliate for Trustees' fees            52
Accrued expenses                               24,563
-----------------------------------------------------
TOTAL LIABILITIES                         $   794,033
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,339,943
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $19,619,217
Net unrealized depreciation (computed on
   the basis of identified cost)           (2,279,274)
-----------------------------------------------------
TOTAL                                     $17,339,943
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2002(1)
Investment Income
-----------------------------------------------------
Dividends                                 $    60,485
Interest                                        8,630
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    69,115
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    66,714
Trustees' fees and expenses                        52
Custodian fee                                  25,277
Legal and accounting services                  23,136
Miscellaneous                                   3,260
-----------------------------------------------------
TOTAL EXPENSES                            $   118,439
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (49,324)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   (67,537)
-----------------------------------------------------
NET REALIZED LOSS                         $   (67,537)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,279,274)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,279,274)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,346,811)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,396,135)
-----------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002(1)
-----------------------------------------------------------------
From operations --
   Net investment loss                    $               (49,324)
   Net realized loss                                      (67,537)
   Net change in unrealized appreciation
      (depreciation)                                   (2,279,274)
-----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $            (2,396,135)
-----------------------------------------------------------------
Capital transactions --
   Contributions                          $            21,692,696
   Withdrawals                                         (2,056,628)
-----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $            19,636,068
-----------------------------------------------------------------

NET INCREASE IN NET ASSETS                $            17,239,933
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of period                    $               100,010
-----------------------------------------------------------------
AT END OF PERIOD                          $            17,339,943
-----------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  1.77%(2)
   Net investment loss                      (0.74)%(2)
Portfolio Turnover                              5%
---------------------------------------------------------
TOTAL RETURN(3)                            (11.41)%
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $17,340
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to October 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 1, 2002 to October 31, 2002, the advisory fee amounted to $66,714. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $19,025,704 and $492,984, respectively, for the period from the start of business, March 1, 2002 to October 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,491,331
    -----------------------------------------------------
    Gross unrealized appreciation             $   468,224
    Gross unrealized depreciation              (2,773,646)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(2,305,422)
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 1, 2002 to October 31, 2002.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Small-Cap Value Portfolio (the Portfolio) as of October 31, 2002, and the related statements of operations, and changes in net assets, and the supplementary data for the period from the start of business, March 1, 2002 to October 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Small-Cap Value Portfolio as of October 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, March 1, 2002 to October 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Small-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

Interested Trustee(s)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2001      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes         Trustee of        Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                 the Trust;      Trust since 1991;   Chief Executive Officer
                       President and       President and     of BMR, EVM and their
                         Trustee of        Trustee of the    corporate parent and
                       the Portfolio      Portfolio since    trustee, Eaton Vance
                                                2001         Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2001      and communications                                   portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                              and Director of Telect,
                                             since 2001      Harvard University                             Inc. (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                    None
 9/21/35                                 Trust since 1984;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2001      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                    None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2001      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                    None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 2001

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND         TRUST AND THE         LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59             the Trust                           Officer of 34 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas E. Faust      President of the    President of the   Executive Vice President and
 Jr. 5/31/58            Trust; Vice      Trust since 2002;   Chief Investment Officer of
                      President of the   Vice President of   EVM and BMR and Director of
                         Portfolio         the Portfolio     EVC. Officer of 50 investment
                                             since 2001      companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR
 7/15/47                 the Trust                           since December, 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998), Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.

 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57       the Trust                           Officer of 125 investment
                                                             companies managed by EVM or
                                                             BMR.

 George C. Pierides  Vice President of       Since 2001      Managing Director of Fox Asset
 12/16/57              the Portfolio                         Management LLC. Officer of 2
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.           Vice President of       Since 2001      Senior Vice President and
 Richardson              the Trust                           Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 investment
                                                             companies managed by EVM or
                                                             BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan Schiff        Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61                 the Trust                           Officer of 24 investment
                                                             companies managed by EVM or
                                                             BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44             the Trust                           Officer of 36 investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD and EVC. Officer of
                                             since 2001      190 investment companies
                                                             managed by EVM or BMR.

 Michelle A.          Treasurer of the     Since 2002(2)     Vice President of EVM and BMR.
 Alexander 8/25/69       Portfolio                           Officer of 84 investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Alexander served as Assistant Treasurer since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



SUB-ADVISER OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO
FOX ASSET MANAGEMENT LLC
44 Sycamore Avenue
Little Silver, NJ 07739



ADMINISTRATOR OF EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE



The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


           For more information about Eaton Vance's privacy policies, call:1-800-262-1122



EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109







    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.



1300-12/02                                                              TMSCVSRC